Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, equipment and software, net
Schedule of property, equipment and software

	As of December 31,
	2022	2023
Cost:
Mining equipment	102,964	95,215
Computers and electronic equipment	10,008	10,940
Leasehold improvements	4,805	5,772
Mechanical equipment	123	114
Software	2,360	3,283
Motor vehicles	78	243
Total cost	120,338	115,567
Less: Accumulated depreciation and amortization	(34,988)	(86,101)
Property, equipment and software, net	85,350	29,466

Schedule of depreciation and amortization expenses

	For the Years Ended December 31,
	2021	2022	2023
Cost of revenues	266	31,002	54,478
Research and development expenses	438	900	400
Sales and marketing expenses	4	8	36
General and administrative expenses	998	1,779	4,727
Total	1,706	33,689	59,641